CREDIT FACILITIES (Related Party Promissory Notes) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2014
CREDIT FACILITIES [Abstract]
Notes payable to related parties	$ 1,723,079		$ 1,211,200	$ 1,311,564	$ 1,723,079
Interest rate	8.75%		8.75%	8.75%
Interest expense	$ 39,659	$ 26,992	$ 37,308	$ 37,830